Accounts receivable - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Jan. 01, 2020 TWD ($)
Disclosure of financial assets [Line Items]
Accounts receivable from contract with customers	$ 6,344,246	$ 228,704	$ 5,364,156
Accounts receivable [member]
Disclosure of financial assets [Line Items]
Accounts receivable from contract with customers	$ 6,346,156		$ 5,365,776	$ 4,452,904
Bottom of range [member]
Disclosure of financial assets [Line Items]
Credit term granted to customers	30 days
Top of range [member]
Disclosure of financial assets [Line Items]
Credit term granted to customers	90 days